UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance AMT-Free Municipal Income Fund

Eaton Vance Core Plus Bond Fund

Eaton Vance

Core Plus Bond Fund

June 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 29.6%

Security	Principal Amount* (000’s omitted)		Value
Automotive — 1.6%
Ford Motor Credit Co., LLC, 4.05%, 12/10/18	AUD	440	$335,235
General Motors Co., 5.00%, 4/1/35		165	164,915

			$500,150

Banks — 1.2%
Australia and New Zealand Banking Group, Ltd., 3.75%, 7/25/19(1)	AUD	225	$173,169
Santander Issuances SAU, 5.179%, 11/19/25		200	200,268

			$373,437

Commercial Services — 0.3%
Western Union Co. (The), 6.20%, 11/17/36		80	$85,770

			$85,770

Diversified Financial Services — 3.1%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 3.95%, 2/1/22		150	$150,375
Jefferies Group, LLC, 6.50%, 1/20/43		485	483,343
JPMorgan Chase & Co., 4.25%, 11/2/18	NZD	215	156,494
Navient Corp., 5.625%, 8/1/33		300	212,250

			$1,002,462

Electrical and Electronic Equipment — 0.5%
Avnet, Inc., 4.625%, 4/15/26		140	$145,766

			$145,766

Home Construction — 0.9%
MDC Holdings, Inc., 6.00%, 1/15/43		385	$297,413

			$297,413

Machinery — 1.5%
Valmont Industries, Inc., 5.00%, 10/1/44		505	$481,430

			$481,430

Mining — 4.7%
Barrick Gold Corp., 5.25%, 4/1/42		375	$384,121
Newcrest Finance Pty. Ltd., 4.20%, 10/1/22(2)		365	370,178
Southern Copper Corp., 5.25%, 11/8/42		365	325,520
Teck Resources, Ltd., 5.20%, 3/1/42		615	405,900
Teck Resources, Ltd., 5.40%, 2/1/43		35	23,275

			$1,508,994

Miscellaneous Manufacturing — 2.2%
Bombardier, Inc., 7.50%, 3/15/25(2)		325	$282,750
Trinity Industries, Inc., 4.55%, 10/1/24		430	406,767

			$689,517

Oil and Gas — 9.4%
Apache Corp., 4.25%, 1/15/44		165	$160,461
Continental Resources, Inc., 3.80%, 6/1/24		445	390,487
Ecopetrol SA, 5.875%, 5/28/45		450	392,850
Encana Corp., 3.90%, 11/15/21		340	330,566
Ensco PLC, 5.75%, 10/1/44		382	229,678
Kinder Morgan, Inc., 4.30%, 6/1/25		175	179,591
Nabors Industries, Inc. Co., 4.625%, 9/15/21		47	43,047
Nabors Industries, Inc. Co., 5.10%, 9/15/23		69	61,568
Noble Energy, Inc., 5.05%, 11/15/44		390	394,462

1

Security	Principal Amount* (000’s omitted)	Value
Pacific Drilling SA, 5.375%, 6/1/20(2)	450	$137,250
Pacific Exploration and Production Corp., 5.625%, 1/19/25(2)	520	98,800
Petrobras Global Finance BV, 5.625%, 5/20/43	430	308,654
Rowan Cos., Inc., 5.40%, 12/1/42	415	274,668

		$3,002,082

Pipelines — 0.6%
Plains All America Pipeline, L.P./PAA Finance Corp., 4.65%, 10/15/25	175	$177,094

		$177,094

Retail-Specialty and Apparel — 1.7%
Nordstrom, Inc., 5.00%, 1/15/44	76	$74,823
Signet UK Finance PLC, 4.70%, 6/15/24	344	336,414
Yum! Brands, Inc., 5.35%, 11/1/43	175	141,750

		$552,987

Technology — 1.7%
Seagate HDD Cayman, 4.875%, 6/1/27	741	$538,614

		$538,614

Telecommunications — 0.2%
Colombia Telecomunicaciones SA ESP, 8.50% to 3/30/20, 12/29/49(2)(3)	90	$79,650

		$79,650

Total Corporate Bonds & Notes (identified cost $10,251,982)		$9,435,366

Commercial Mortgage-Backed Securities — 14.1%

Security	Principal Amount (000’s omitted)	Value
Banc of America Commercial Mortgage Trust
Series 2006-5, Class AM, 5.448%, 9/10/47	$165	$165,880
COMM Mortgage Trust
Series 2014-CR17, Class D, 4.959%, 5/10/47(2)(4)	460	397,173
Series 2014-LC17, Class D, 3.687%, 10/10/47(2)	200	152,006
Series 2015-CR22, Class D, 4.264%, 3/10/48(2)(4)	600	485,264
Extended Stay America Trust
Series 2013-ESH7, Class C7, 3.902%, 12/5/31(2)	740	744,318
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class D, 4.83%, 4/15/47(2)(4)	615	501,268
Series 2014-C23, Class D, 4.108%, 9/15/47(2)(4)	140	111,380
Series 2014-C25, Class D, 4.097%, 11/15/47(2)(4)	200	149,288
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.715%, 5/10/45(2)(4)	500	505,472
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class D, 3.586%, 2/15/48(2)	500	351,621
Series 2015-C29, Class D, 4.366%, 6/15/48(4)	500	379,371
Series 2015-NXS1, Class D, 4.241%, 5/15/48(4)	90	70,380
Series 2015-SG1, Class C, 4.62%, 12/15/47(4)	350	351,947
WF-RBS Commercial Mortgage Trust
Series 2014-LC14, Class D, 4.586%, 3/15/47(2)(4)	165	136,480

Total Commercial Mortgage-Backed Securities (identified cost $4,875,305)		$4,501,848

2

Asset-Backed Securities — 10.8%

Security	Principal Amount (000’s omitted)		Value
Automotive — 2.2%
Avis Budget Rental Car Funding LLC
Series 2013-1A, Class B, 2.62%, 9/20/19(2)		$705	$706,252

			$706,252

Computers — 0.4%
Dell Equipment Finance Trust
Series 2014-1, Class C, 1.80%, 6/22/20(2)		$130	$130,001

			$130,001

Other — 5.5%
DB Master Finance, LLC
Series 2015-1A, Class A2I, 3.262%, 2/20/45(2)		$856	$866,418
SpringCastle Funding Trust
Series 2014-AA, Class B, 4.61%, 10/25/27(2)		100	100,297
Taco Bell Funding, LLC
Series 2016-1A, Class A2I, 3.832%, 5/25/46(2)		175	177,636
Wendys Funding, LLC
Series 2015-1A, Class A2I, 3.371%, 6/15/45(2)		596	600,609

			$1,744,960

Single Family Home Rental — 2.7%
American Homes 4 Rent
Series 2014-SFR1, Class D, 2.534%, 6/17/31(2)(5)		$270	$265,265
FirstKey Lending Trust
Series 2015-SFR1, Class A, 2.553%, 3/9/47(2)		112	112,759
Tricon American Homes
Series 2015-SFR1, Class D, 2.643%, 5/17/32(2)(5)		500	484,600

			$862,624

Total Asset-Backed Securities (identified cost $3,434,470)			$3,443,837

Foreign Government Bonds — 14.2%

Security	Principal Amount (000’s omitted)		Value
Australia — 1.8%
Queensland Treasury Corp., 5.50%, 6/21/21(1)	AUD	660	$574,107

			$574,107

Brazil — 1.5%
Nota do Tesouro Nacional, 10.00%, 1/1/21	BRL	1,705	$496,453

			$496,453

Canada — 4.9%
Canada Housing Trust, 1.25%, 6/15/21(2)	CAD	575	$450,845
Canada Housing Trust, 3.80%, 6/15/21(2)	CAD	290	253,865
Canadian Government Bond, 0.75%, 3/1/21	CAD	1,100	859,089

			$1,563,799

Mexico — 2.0%
Mexican Bonos, 7.75%, 5/29/31	MXN	10,170	$635,312

			$635,312

New Zealand — 0.5%
New Zealand Government Bond, 6.00%, 12/15/17(1)	NZD	210	$158,401

			$158,401

3

Security	Principal Amount (000’s omitted)		Value
Supranational — 3.5%
European Investment Bank, 7.20%, 7/9/19(2)	IDR	6,590,000	$489,553
International Finance Corp., 7.80%, 6/3/19	INR	40,700	624,190

			$1,113,743

Total Foreign Government Bonds (identified cost $4,590,827)			$4,541,815

Senior Floating-Rate Loans — 0.8%(6)

Borrower/Tranche Description	Principal Amount (000’s omitted)		Value
Food Service — 0.8%
Weight Watchers International, Inc., Term Loan, 4.00%, 4/2/20		$324	$243,315

Total Senior Floating-Rate Loans (identified cost $198,442)			$243,315

Convertible Bonds — 4.0%

Security	Principal Amount (000’s omitted)		Value
Energy — 0.2%
Whiting Petroleum Corp., 1.25%, 4/1/20		$100	$79,625

			$79,625

Health Care — 1.0%
Hologic, Inc., 0.00%, 12/15/43		$250	$304,063

			$304,063

Home Construction — 1.1%
CalAtlantic Group, Inc., 1.25%, 8/1/32		$105	$113,400
KB Home, 1.375%, 2/1/19		240	230,400

			$343,800

Semiconductors — 1.5%
Intel Corp., 2.95%, 12/15/35		$375	$485,859

			$485,859

Telecommunications — 0.2%
Ciena Corp., 3.75%, 10/15/18(2)		$55	$64,453

			$64,453

Total Convertible Bonds (identified cost $1,267,111)			$1,277,800

Convertible Preferred Stocks — 0.6%

Security	Shares		Value
Oil and Gas — 0.3%
Chesapeake Energy Corp., 5.75%		400	$112,750

			$112,750

Real Estate Investment Trusts (REITs) — 0.3%
iStar, Inc., Series J, 4.50%		2,100	$95,634

			$95,634

Total Convertible Preferred Stocks (identified cost $442,475)			$208,384

4

U.S. Treasury Obligations — 5.4%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Inflation-Protected Note, 0.25%, 1/15/25(7)	$1,702	$1,729,760

Total U.S. Treasury Obligations (identified cost $1,684,097)		$1,729,760

Common Stocks — 0.6%

Security	Shares	Value
Household Durables — 0.6%
Lennar Corp., Class A	4,468	$205,975

Total Common Stocks (identified cost $216,120)		$205,975

Short-Term Investments — 18.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.52%(8)	$5,795	$5,795,204

Total Short-Term Investments (identified cost $5,795,204)		$5,795,204

Total Investments — 98.3% (identified cost $32,756,033)		$31,383,304

Other Assets, Less Liabilities — 1.7%		$530,883

Net Assets — 100.0%		$31,914,187

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2016, the aggregate value of these securities is $905,677 or 2.8% of the Fund’s net assets.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2016, the aggregate value of these securities is $9,205,451 or 28.8% of the Fund’s net assets.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2016.

(5)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2016.

5

(6)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(7)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(8)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended June 30, 2016 was $5,250.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	74.3%	$23,315,413
Canada	9.5	2,990,411
Australia	3.6	1,117,454
Supranational	3.6	1,113,743
Brazil	2.6	805,107
Mexico	2.0	635,312
Colombia	1.8	571,300
Peru	1.0	325,520
Spain	0.6	200,268
New Zealand	0.5	158,401
Netherlands	0.5	150,375

Total Investments	100.0%	$31,383,304

Currency Abbreviations:

AUD	-	Australian Dollar

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

MXN	-	Mexican Peso

NZD	-	New Zealand Dollar

The Fund did not have any open financial instruments at June 30, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$32,786,747

Gross unrealized appreciation	$564,146
Gross unrealized depreciation	(1,967,589)

Net unrealized depreciation	$(1,403,443)

6

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$9,435,366	$—	$9,435,366
Commercial Mortgage-Backed Securities	—	4,501,848	—	4,501,848
Asset-Backed Securities	—	3,443,837	—	3,443,837
Foreign Government Bonds	—	4,541,815	—	4,541,815
Senior Floating-Rate Loans	—	243,315	—	243,315
Convertible Bonds	—	1,277,800	—	1,277,800
Convertible Preferred Stocks	—	208,384	—	208,384
U.S. Treasury Obligations	—	1,729,760	—	1,729,760
Common Stocks	205,975	—	—	205,975
Short-Term Investments	—	5,795,204	—	5,795,204
Total Investments	$205,975	$31,177,329	$—	$31,383,304

The Fund held no investments or other financial instruments as of September 30, 2015 whose fair value was determined using Level 3 inputs. At June 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

7

Eaton Vance

AMT-Free Municipal Income Fund

June 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 108.0%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.9%
New York Environmental Facilities Corp., 5.00%, 10/15/35(1)	$9,900	$11,287,287

		$11,287,287

Education — 6.7%
Clemson University, SC, 4.00%, 5/1/39	$1,000	$1,133,790
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/46	5,000	6,090,350
Missouri Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(1)	4,110	4,418,127
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	1,050	1,266,342
University of California, 5.25%, 5/15/35	3,555	4,490,427
University of Nebraska, 5.00%, 5/15/35	1,000	1,236,410
University of Nebraska, 5.00%, 7/1/35	3,000	3,718,590
West Virginia University, 5.00%, 10/1/31	3,000	3,624,390

		$25,978,426

Electric Utilities — 7.6%
Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	$1,605	$1,804,806
Beaver County Industrial Development Authority, PA, (FirstEnergy Nuclear Generation, LLC), 3.50% to 6/1/20 (Put Date), 12/1/35	3,050	3,112,190
Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 2/15/34	3,520	4,016,707
Ohio Water Development Authority, (FirstEnergy Nuclear Generation, LLC), 4.00% to 6/3/19 (Put Date), 12/1/33	3,200	3,315,264
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 5.25%, 10/1/40	1,410	1,594,781
San Antonio, TX, (Electric and Gas Systems), Prerefunded to 2/1/19, 5.00%, 2/1/34(1)	7,000	7,694,400
Utility Debt Securitization Authority, NY, 5.00%, 12/15/33	2,895	3,586,702
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	3,820	4,273,892

		$29,398,742

Escrowed/Prerefunded — 7.7%
Foothill/Eastern Transportation Corridor Agency, CA, Escrowed to Maturity, 0.00%, 1/1/18	$10,000	$9,874,100
Idaho Bond Bank Authority, Prerefunded to 3/15/19, 5.25%, 9/15/25	830	931,011
Idaho Bond Bank Authority, Prerefunded to 3/15/19, 5.25%, 9/15/25	330	370,161
Idaho Bond Bank Authority, Prerefunded to 3/15/19, 5.375%, 9/15/27	1,110	1,248,794
Idaho Bond Bank Authority, Prerefunded to 3/15/19, 5.375%, 9/15/27	445	500,643
Idaho Health Facilities Authority, (Trinity Health Credit Group), Prerefunded to 12/1/18, 6.25%, 12/1/33	2,985	3,381,736
Metropolitan Transportation Authority, NY, Prerefunded to 11/15/18, 6.25%, 11/15/23	1,800	2,035,440
Metropolitan Transportation Authority, NY, Prerefunded to 11/15/18, 6.50%, 11/15/28	3,730	4,239,817
Savannah Economic Development Authority, GA, Escrowed to Maturity, 0.00%, 12/1/21	6,000	5,594,580
Vernon, CA, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	1,685	1,840,054

		$30,016,336

General Obligations — 14.4%
Beaverton School District 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/32	$2,465	$3,055,663

Security	Principal Amount (000’s omitted)	Value
California, 5.00%, 10/1/24	$960	$1,234,272
California, 5.00%, 10/1/26	1,300	1,672,294
California, 5.00%, 10/1/27	630	806,312
California, 5.25%, 10/1/29	560	681,162
California, 5.25%, 10/1/32	3,480	4,197,298
Foothill-De Anza Community College District, CA, 5.00%, 8/1/34	1,150	1,442,468
Foothill-De Anza Community College District, CA, 5.00%, 8/1/36	1,150	1,432,612
Illinois, 5.00%, 6/1/27	5,000	5,700,750
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/31	4,470	5,283,808
Madison, AL, 3.00%, 2/1/39	1,000	1,011,440
Madison, AL, 4.00%, 2/1/34	750	851,512
Massachusetts, 5.00%, 3/1/35	5,000	6,129,200
Omaha Public Facilities Corp., NE, (Omaha Baseball Stadium), 4.00%, 6/1/31	3,700	4,276,275
Salem-Keizer School District No. 24J, OR, 0.00%, 6/15/24	1,220	1,067,720
Santa Clara County, CA, (Election of 2008), 5.00%, 8/1/39(1)(2)	7,700	8,686,755
University of Connecticut, 5.00%, 2/15/32	650	784,699
Washington, 5.25%, 2/1/36(1)	6,000	7,085,700
Wentzville R-IV School District, MO, 0.00%, 3/1/29	700	508,606

		$55,908,546

Hospital — 15.3%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	$535	$626,148
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39	5,175	5,950,733
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,720	2,083,126
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	2,300	2,758,758
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	1,325	1,621,230
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/29	1,330	1,490,132
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/34	3,000	3,467,460
Colorado Health Facilities Authority, (Vail Valley Medical Center), 4.00%, 1/15/45	2,155	2,361,686
Henrico County Economic Development Authority, VA, (Bon Secours Health System, Inc.), 5.00%, 11/1/30	1,185	1,407,567
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	7,120	8,554,538
Kansas Development Finance Authority, (Adventist Health System), 5.75%, 11/15/38	5,230	6,065,597
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	2,110	2,643,978
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	785	946,490
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	3,380	3,705,764
Ohio, (University Hospitals Health Systems, Inc.), 5.00%, 1/15/36	2,500	3,024,075
Oklahoma Development Finance Authority, (St. John Health System), 5.00%, 2/15/34	2,035	2,348,858
Oneida County Industrial Development Agency, NY, (St. Elizabeth Medical Center), 5.75%, 12/1/19	895	897,819
Orange County Health Facilities Authority, FL, (Orlando Health, Inc.), 5.375%, 10/1/23	1,000	1,136,470
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(1)	5,000	6,050,000
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group), 4.00%, 11/15/39	2,000	2,227,680

		$59,368,109

Housing — 0.1%
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(3)	$285	$228,000

		$228,000

Industrial Development Revenue — 0.9%
Hardeman County Correctional Facilities Corp., TN, 7.75%, 8/1/17	$240	$240,067
Selma Industrial Development Board, AL, (International Paper Co.), 5.80%, 5/1/34	2,670	3,111,031

		$3,351,098

Security	Principal Amount (000’s omitted)	Value
Insured-Education — 0.6%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$1,750	$2,357,232

		$2,357,232

Insured-Electric Utilities — 2.1%
Long Island Power Authority, NY, Electric System Revenue, (BHAC), Prerefunded to 4/1/19, 5.75%, 4/1/33	$5,415	$6,162,433
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	2,865	2,107,064

		$8,269,497

Insured-Escrowed/Prerefunded — 0.4%
Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), Escrowed to Maturity, 0.00%, 8/15/21	$1,560	$1,466,494

		$1,466,494

Insured-General Obligations — 0.9%
Chicago, IL, (AGM), 5.25%, 1/1/31	$1,900	$2,119,070
Chicago Park District, IL, (BAM), 5.00%, 1/1/29	475	553,308
Yuma and La Paz Counties Community College District, AZ, (Arizona Western College), (NPFG), 3.75%, 7/1/31	985	986,330

		$3,658,708

Insured-Lease Revenue/Certificates of Participation — 1.4%
Anaheim Public Financing Authority, CA, (Anaheim Public Improvements), (AGM), 0.00%, 9/1/31	$8,680	$5,529,334

		$5,529,334

Insured-Other Revenue — 1.4%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$10,600	$5,646,408

		$5,646,408

Insured-Special Tax Revenue — 5.7%
Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$5,765	$5,806,969
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/27	6,000	8,054,580
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	2,565	3,578,380
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	6,245	1,138,589
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	12,295	2,126,666
Successor Agency to San Francisco City and County Redevelopment Agency, CA, (NPFG), 5.00%, 8/1/43	1,100	1,370,457

		$22,075,641

Insured-Transportation — 3.1%
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/28	$1,000	$1,199,280
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/31	1,000	1,202,840
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	785	947,817
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	7,120	2,652,200
New Orleans Aviation Board, LA, (AGC), 6.00%, 1/1/23	1,040	1,164,363
Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/21	5,285	4,873,668

		$12,040,168

Insured-Water and Sewer — 3.2%
Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	$4,155	$4,396,572
Detroit, MI, Sewage Disposal System, (AGM), 5.00%, 7/1/39	4,825	5,481,972
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/32	655	780,432
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/33	565	670,932

Security	Principal Amount (000’s omitted)	Value
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/35	$280	$330,487
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/37	565	663,293

		$12,323,688

Other Revenue — 4.9%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.00%, 7/15/30	$880	$1,013,945
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.25%, 7/15/40	1,320	1,525,828
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(4)	1,200	297,948
New York City Transitional Finance Authority, NY, (Building Aid), 6.00%, 7/15/38	7,250	8,029,592
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	235	239,879
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	3,485	4,580,475
Seminole Tribe, FL, 5.50%, 10/1/24(5)	1,150	1,200,094
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(5)	1,950	1,999,432

		$18,887,193

Senior Living/Life Care — 3.6%
Fairfax County Economic Development Authority, VA, (Goodwin House, Inc.), 5.125%, 10/1/37	$1,595	$1,656,009
Fairfax County Economic Development Authority, VA, (Goodwin House, Inc.), 5.125%, 10/1/42	2,255	2,340,960
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	1,650	1,961,652
North Miami, FL, (Imperial Club), 6.125%, 1/1/42	1,480	1,058,155
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	570	704,064
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	2,690	3,358,734
Saint Louis County Industrial Development Authority, MO, (St. Andrew’s Resources for Seniors Obligated Group ), 5.00%, 12/1/35	1,700	1,837,819
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/32	160	178,165
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.25%, 12/1/42	660	736,448

		$13,832,006

Special Tax Revenue — 3.3%
Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	$1,084	$1,085,073
Dallas Area Rapid Transit, TX, Sales Tax Revenue, 5.00%, 12/1/35	2,000	2,504,960
Jurupa Public Financing Authority, CA, 5.00%, 9/1/31	1,200	1,463,988
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	2,340	1,640,200
River Hall Community Development District, FL, (Capital Improvements), 5.45%, 5/1/36	1,060	1,060,244
Successor Agency to La Quinta Redevelopment Agency, CA, 5.00%, 9/1/30	4,125	5,078,947

		$12,833,412

Transportation — 20.3%
Central Texas Regional Mobility Authority, 5.00%, 1/1/34	$1,700	$2,062,304
Central Texas Regional Mobility Authority, Prerefunded to 1/1/21, 5.75%, 1/1/31	415	502,499
Chicago, IL, (Midway International Airport), 5.00%, 1/1/41	5,000	6,037,400
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/33	5,250	6,397,965
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	1,100	1,360,535
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	1,455	1,796,241
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/31	1,055	1,291,774
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	1,100	1,268,333
Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	450	510,264
Metropolitan Transportation Authority, NY, 6.50%, 11/15/28	1,270	1,447,241
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/33	6,450	7,871,257

Security	Principal Amount (000’s omitted)	Value
New Jersey Transportation Trust Fund Authority, (Transportation System), 6.00%, 12/15/38	$4,075	$4,526,388
New Jersey Turnpike Authority, 5.00%, 1/1/30	3,060	3,657,098
North Texas Tollway Authority, 5.00%, 1/1/39	645	786,739
Pennsylvania Turnpike Commission, 6.375%, (0.00% until 12/1/17), 12/1/38	11,500	14,605,460
San Joaquin Hills Transportation Corridor Agency, CA, 5.00%, 1/15/34	5,235	6,130,499
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	3,500	4,224,220
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	2,980	3,524,714
Triborough Bridge and Tunnel Authority, NY, 5.25%, 11/15/34(1)	10,000	11,038,800

		$79,039,731

Water and Sewer — 1.5%
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.75%, 6/15/40(1)(2)	$5,280	$5,808,493

		$5,808,493

Total Tax-Exempt Investments — 108.0% (identified cost $367,860,290)		$419,304,549

Other Assets, Less Liabilities — (8.0)%		$(30,943,599)

Net Assets — 100.0%		$388,360,950

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At June 30, 2016, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

California	21.2%
New York	15.8%
Texas	11.3%
Illinois	10.9%
Others, representing less than 10% individually	48.8%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2016, 17.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 7.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $5,200,248.

(3)	The issuer is in default on the payment of principal but continues to pay interest.

(4)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

(5)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2016, the aggregate value of these securities is $3,199,526 or 0.8% of the Fund’s net assets.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Interest Rate Futures
U.S. 10-Year Treasury Note	245	Short	Sep-16	$(31,717,499)	$(32,581,172)	$(863,673)
U.S. Long Treasury Bond	121	Short	Sep-16	(19,683,373)	(20,853,594)	(1,170,221)

						$(2,033,894)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

NPFG	-	National Public Finance Guaranty Corp.

At June 30, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $2,033,894.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$327,790,106

Gross unrealized appreciation	$53,862,433
Gross unrealized depreciation	(1,982,990)

Net unrealized appreciation	$51,879,443

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$419,304,549	$—	$419,304,549
Total Investments	$—	$419,304,549	$—	$419,304,549

Liability Description
Futures Contracts	$(2,033,894)	$—	$—	$(2,033,894)
Total	$(2,033,894)	$—	$—	$(2,033,894)

The Fund held no investments or other financial instruments as of September 30, 2015 whose fair value was determined using Level 3 inputs. At June 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 22, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 22, 2016